CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Common Stock	Common Stock Common Stock	Preferred Stock	Additional Paid in Capital	Additional Paid in Capital Common Stock	Retained Earnings
Beginning balance at Dec. 31, 2020	$ 444,747		$ 102		$ 55	$ 354,284		$ 90,306
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	174,348							174,348
Issuance of common stock	71,537		20			71,517
Offering expenses of "at-the-market" common stock equity offering	(719)					(719)
Share based compensation	120					120
Mezzanine equity measurement	271							271
Preferred share dividends declared and paid ($2.00 per share of preferred C shares and $2.00 per share of preferred D shares)	(11,064)							(11,064)
Ending balance at Dec. 31, 2021	679,240		122		55	425,202		253,861
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	172,554							172,554
Share based compensation	120					120
Preferred share dividends declared and paid ($2.00 per share of preferred C shares and $2.00 per share of preferred D shares)	(9,484)							(9,484)
Redemption of preferred stock	(37,314)				(15)	(37,299)
Repurchase and cancellation of preferred treasury stock		$ (9,051)		$ (3)			$ (9,048)
Preferred stock redemption expenses	(7)					(7)
Common share dividends declared and paid ($0.20 per share of common stock)	(24,142)							(24,142)
Ending balance at Dec. 31, 2022	771,916		119		40	378,968		392,789
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	77,351							77,351
Share based compensation	144					144
Preferred share dividends declared and paid ($2.00 per share of preferred C shares and $2.00 per share of preferred D shares)	(8,000)							(8,000)
Repurchase and cancellation of preferred treasury stock		$ (26,222)		$ (7)			$ (26,215)
Common share dividends declared and paid ($0.20 per share of common stock)	(22,678)							(22,678)
Ending balance at Dec. 31, 2023	$ 792,511		$ 112		$ 40	$ 352,897		$ 439,462